Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following tables provide the financial instruments measured at fair value for each of the respective periods (in thousands):

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$224,268	$—	$—	$224,268
Total cash equivalents	$224,268	$—	$—	$224,268

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$43,460	$—	$—	$43,460
Total cash equivalents	$43,460	$—	$—	$43,460

Liabilities
Convertible preferred stock warrant liability	$—	$—	$805	$805
Total liabilities	$—	$—	$805	$805
There were no transfers in or out of Level 1 or 2 during the periods presented in the tables above.
The Company’s money market funds are classified as Level 1 because they are valued using quoted market prices.
As of March 31, 2021 and December 31, 2020, the amortized cost of the Company’s financial assets and liabilities approximate their estimated fair values. As such, there are no unrealized gains or losses related to the Company’s financial assets and liabilities.
Fair Value Measurements
Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). At December 31, 2019 and 2020, the carrying amount of accounts receivable, other current assets, other assets, accounts payable, seller payable and accrued and other current liabilities approximated their estimated fair value due to their relatively short maturities. Management believes the terms of its long-term debt reflect current market conditions for an instrument with similar terms and maturity, therefore the carrying value of the Company’s debt approximated its fair value.
Assets and liabilities recorded at fair value on a recurring basis on the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The following tables provide the financial instruments measured at fair value for each of the respective periods (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$75,693	$—	$—	$75,693
Total cash equivalents	$75,693	$—	$—	$75,693
Liabilities
Convertible preferred stock warrant liability	$—	$—	$548	$548
Total liabilities	$—	$—	$548	$548

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$43,460	$—	$—	$43,460
Total cash equivalents	$43,460	$—	$—	$43,460
Liabilities
Convertible preferred stock warrant liability	$—	$—	$805	$805
Total liabilities	$—	$—	$805	$805
The Company’s money market funds are classified as Level 1 because they are valued using quoted market prices. There were no transfers into or out of Level 3 of the fair value hierarchy during the periods presented.
As of December 31, 2019 and 2020 the amortized cost of the Company’s financial assets and liabilities approximate their estimated fair values. As such, there are no unrealized gains or losses related to the Company’s financial assets and liabilities.
As of December 31, 2019 and 2020, there were no marketable securities. For the years ended December 31, 2018, 2019 and 2020 the Company recognized no material realized gains or losses on marketable securities.
The following table presents a rollforward of the fair value of the level 3 liabilities recorded at fair value (in thousands):

Convertible Preferred Stock Warrant Liability
Balance as of December 31, 2018	$295
Issuance of series E-1 preferred stock warrants	247
Changes in estimated fair value	6
Balance as of December 31, 2019	548
Changes in estimated fair value	201
Incremental fair value due to the modification of the series E-1 preferred stock warrant	10
Issuance of series F preferred stock warrant	34
Issuance of series E-1 preferred stock warrant	148
Exercise of series C preferred stock warrant	(136)
Balance as of December 31, 2020	$805
The key assumptions used in the Black-Scholes option-pricing model for the valuation of the convertible preferred stock warrant liabilities upon remeasurement were as follows:

	Year Ended December 31,
	2019	2020
Expected remaining term (in years)	0.6 – 9.1	4.1-9.4
Expected volatility	47.6% – 60.2%	47.9%-52.4%
Average risk-free rate	1.60% – 1.89%	0.27%-0.88%
Dividend yield	0%	0%
Refer to Note 7, Long-term Debt and Convertible Preferred Stock Warrants, for more details on preferred stock warrants.